Condensed Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
REVENUES	$ 3,411,552	$ 4,027,902	$ 21,014,064	$ 8,182,396	$ 10,172,379	$ 10,026,920
COST OF REVENUES	(2,950,124)	(3,746,040)	(22,776,087)	(7,221,683)	(8,787,018)	(8,744,226)
GROSS (LOSS) PROFIT	461,428	281,862	(1,762,023)	960,713	1,385,361	1,282,694
OPERATING EXPENSES
Selling and marketing	(217,942)	(960)	(376,975)	(11,826)	(13,406)	(17,905)
General and administrative	(532,012)	(526,194)	(1,454,017)	(1,857,288)	(2,236,273)	(1,947,916)
Total operating expenses	(749,954)	(527,154)	(1,830,992)	(1,869,113)	(2,249,679)	(1,965,821)
LOSS FROM OPERATIONS	(288,526)	(245,292)	(3,593,015)	(908,400)	(864,318)	(683,127)
Interest income	87	10	102	58	130	112
Interest expenses	(631)	(3,974)	(6,586)	(16,304)
FINANCE COST, NET					(20,799)	(11,535)
Other income (expense), net	1,273	66	62,489	(10,753)	(79,560)	8,776
LOSS BEFORE INCOME TAX EXPENSE	(287,797)	(249,190)	(3,537,010)	(935,399)	(964,547)	(685,774)
INCOME TAX EXPENSE	(15,784)	(9,022)	(23,196)	(12,086)	(16,070)	(8,555)
NET LOSS	(303,581)	(258,212)	(3,560,206)	(947,485)	(980,617)	(694,329)
Foreign currency translation gain (loss)	(85,728)	(50,440)	(173,879)	58,715	91,443	96,716
TOTAL COMPREHENSIVE LOSS	$ (389,309)	$ (308,652)	$ (3,734,085)	$ (888,770)	$ (889,174)	$ (597,613)
LOSS PER SHARE
Basic and diluted	$ (0.01)	$ (0.01)	$ (0.14)	$ (0.04)	$ (0.04)	$ (0.03)
Weighted average number of shares outstanding - Basic and diluted	25,712,713	25,346,004	25,712,713	25,346,004	25,346,004	25,346,004